Document and Entity Information	Jan. 13, 2022
Cover [Abstract]
Entity Registrant Name	HOME BANCSHARES INC
Amendment Flag	false
Entity Central Index Key	0001331520
Document Type	8-K
Document Period End Date	Jan. 13, 2022
Entity Incorporation State Country Code	AR
Entity File Number	001-41093
Entity Tax Identification Number	71-0682831
Entity Address, Address Line One	719 Harkrider
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Conway
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72032
City Area Code	(501)
Local Phone Number	339-2929
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	HOMB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false